Expense Example - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO - Fidelity Total International Equity Fund - Fidelity Total International Equity Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187